Income Tax - Reconciliation Between the Tax Rate Applied and Relevant Tax Rate (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before taxes	$ (2,045,761)	$ 416,709
Tax rate	30.00%	35.00%
Income for the year at tax rate	$ 613,728	$ (145,848)
Result from exposure to changes in the purchasing power of money	(1,831,996)	(906,939)
Deductible investments	210,311	26,852
Changes in tax rate		(258,337)
Others	(2,931)	112,302
Income before taxes from continuing operations	$ (1,010,888)	$ (1,171,969)